SEGMENTS - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Customer balances (gross)	£ 235,305	£ 197,367
Loan loss allowance	(802)	(729)
Customer balances (net)	234,503	196,638
Accrued interest	825	725
Other item, credit balances in other current receivables	(98)
Other items		192
Net loans and advances to customers	240,406	202,609
Liabilities
Customer balances (gross)	220,747	183,602
Customer balances (net)	220,747	183,602
Accrued interest	1,011	928
Other item, debit balances in other current payables	81	(375)
Deposits by customers	224,589	187,300
Intercompany balances (including joint ventures)
Assets
Intercompany balances (including joint ventures)	5,176	5,054
Liabilities
Intercompany balances (including joint ventures)	£ 2,750	£ 3,145